Segments Results (Schedule Of Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues	$ 29,486	$ 28,068	$ 58,743	$ 55,527	$ 113,400
North America [Member]
Revenues	9,055	7,954	17,902	15,842	32,844
Europe [Member]
Revenues	11,534	11,677	23,190	23,449	48,325
Asia [Member]
Revenues	3,264	2,621	6,327	5,119	10,578
Israel [Member]
Revenues	2,174	2,431	4,777	4,591	8,908
Middle East (Other Than Israel) [Member]
Revenues	2,368	2,672	4,710	5,293	10,006
Rest Of The World [Member]
Revenues	$ 1,091	$ 713	$ 1,837	$ 1,233	$ 2,739